Cash flow	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Cash flow

Note 14. Cash flow

Operating activities

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Adjustment for non-cash items
Depreciation	68,822	55,890
Depreciation of right-of-use assets	53,594	45,774
Amortization	1,020	312
Impairments	9	(23)
Capital loss from the sale of property, plant and equipment	1,329	-
Capital gains from the sale of non-current assets (see Note 17)	(32,543)	-
Listing costs (see Note 21)	636,267	-
Share-based payment expense	249,332	152
Provisions	(6,403)	-
Unrealized exchange differences	7,891	(30)
Finance income	(247)	(127)
Finance costs	91,283	544,901
Fair value gains on financial liabilities measured at fair value	(582,379)	(1,329)
Share of results of joint venture	(270)	(192)
Total non-cash adjustments	487,705	645,328

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Net changes in working capital:
(Increase)/decrease in trade receivables	(2,171)	4,802
(Increase)/decrease in prepaid expenses	(7,174)	(1,070)
(Increase)/decrease in accrued income	(33,451)	8,787
(Increase)/decrease in other receivables	10,907	15,594
Increase/(decrease) in trade and other payables	163,467	(53,129)
Increase/(decrease) in accrued expense	16,855	10,069
Increase/(decrease) in deferred income	(15,484)	(10,499)
Increase/(decrease) in other liabilities	10,197	55,005
Total net changes in working capital	143,146	29,559